Fair Value Measurement (Details Narrative) $ in Thousands	Dec. 31, 2020 USD ($)
Fair Value [member] | Navios Holdings 2020 Notes [member]
Disclosure of transactions between related parties [line items]
Fair value of collaterals	$ 99,854